S000005649 [Member] Performance Management - Wilmington U.S. Treasury Money Market Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Service Class Shares, and by showing the Fund’s average annual total returns for 1, 5 and 10 years or life of the Fund. The table shows returns for the Fund’s indexes, the iMoneyNet, Inc. Treasury and Repo Retail Average and the iMoneyNet, Inc. Treasury and Repo Institutional Average, which have characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Service Class Shares, and by showing the Fund’s average annual total returns for 1, 5 and 10 years or life of the Fund.
Bar Chart [Heading]	Annual Total Returns – Service Class Shares Performance Over 10 Years
Bar Chart Closing [Text Block]

Best Quarter 1.18% 3/31/2024 Worst Quarter 0.00% 12/31/2015
The Fund’s Service Class Shares total return for the six-month period from January 1, 2026 to June 30, 2026 was 1.63%.
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Closing [Text Block]	You may go to www.wilmingtonfunds.com or call the Fund at 1-800-836-2211 for the current 7-Day Net Yield.
Money Market Seven Day Yield Phone	1-800-836-2211
Performance Availability Website Address [Text]	www.wilmingtonfunds.com
Service Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	1.63%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.18%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2015